Investments in affiliated companies	12 Months Ended
Mar. 31, 2017
Investments in affiliated companies

8.    Investments in affiliated companies:

PLDT Inc. (formerly Philippine Long Distance Telephone Company)—

PLDT Inc. (“PLDT”) is a telecommunication operator in the Philippines and a public company listed on the Philippine Stock Exchange and the New York Stock Exchange.

NTT Group held approximately 20% of PLDT’s outstanding common shares and approximately 12% of voting interest in PLDT as of March 31, 2016 and 2017. The ratio of outstanding common shares and voting interest in PLDT held by NTT Group as of March 31, 2016 and 2017 are disproportionate because PLDT issued voting preferred stock in October, 2012.

NTT Group applies the equity method of accounting for the investment in PLDT, as NTT Group has the ability to exercise significant influence over PLDT given NTT DOCOMO’s board representation and the right to exercise its voting rights in accordance with an agreement between PLDT and its major shareholders.

NTT Group’s carrying amount of its investment in PLDT was ¥145,847 million and ¥133,823 million as of March 31, 2016 and 2017, respectively. The aggregate market price of the PLDT shares owned by NTT Group was ¥214,138 million and ¥162,096 million as of March 31, 2016 and 2017, respectively.

Tata Teleservices Limited—

Tata Teleservices Limited (“TTSL”) is a telecommunication operator in India and a privately held company.

As of March 31, 2016 and 2017, NTT Group held approximately 26.5% and 21.6%, respectively, of the outstanding common shares of TTSL.

Under the shareholders agreement (the “Agreement”) entered into among TTSL, Tata Sons Limited (“Tata Sons”) and NTT DOCOMO, when NTT DOCOMO entered into a business alliance with TTSL in March 2009, NTT DOCOMO shall have certain shareholder rights including the right to require Tata Sons to find a suitable buyer for NTT DOCOMO’s entire stake (1,248,974,378 shares, or approximately 26.5% of outstanding shares) in TTSL for 50% of the NTT DOCOMO’s acquisition price, which amounts to 72.5 billion Indian rupees (or ¥124.7 billion*1) or at fair value, whichever is higher, in the event that TTSL fails to achieve certain specified performance targets by March 31, 2014. The right became exercisable on May 30, 2014, and NTT DOCOMO exercised the right on July 7, 2014.

The obligation of Tata Sons under the Agreement was not fulfilled, although NTT DOCOMO repeatedly held discussions with Tata Sons in regards to the sale of its entire stake in TTSL, pursuant to the Agreement. Accordingly, NTT DOCOMO submitted its request for arbitration to the London Court of International Arbitration (“LCIA”) on January 3, 2015.

NTT DOCOMO received a binding arbitration award from the LCIA on June 23, 2016. The award orders that Tata Sons pay damages to NTT DOCOMO in the amount of approximately $1,172 million (or ¥130.0 billion*2) for Tata Sons’ breach of the shareholders agreement, upon NTT DOCOMO’s tender of its entire stake in TTSL to Tata Sons or its designee.

On July 8, 2016, NTT DOCOMO submitted an application to the High Court in India (“the Court”) requesting enforcement of the LCIA Award in India. On February 25, 2017, NTT DOCOMO and Tata Sons submitted a joint application to the Court requesting the Court to declare that the LCIA Award is enforceable in India. On April 28, 2017, the Court delivered a court decision approving the joint application. The remittance will be made after the necessary procedures under Indian regulations are completed.

Since the transfer of NTT DOCOMO’s shares in TTSL has not been completed as of March 31, 2017, NTT DOCOMO has not accounted for the transfer of the shares considering uncertain circumstances. NTT Group may recognize a gain if the transfer of TTSL shares with the remittance from Tata Sons described above is completed. NTT Group continues to account for the investment in TTSL under the equity method as NTT Group continues to hold approximately 21.6% of the outstanding voting shares of TTSL and has the representation on the Board of Directors of TTSL.

Impairment—

NTT Group reviews factors such as the financial condition and near-term prospects of its affiliates on a regular basis in order to determine if any decline in investment values was other than temporary.

During the fiscal years ended March 31, 2015 and 2016, NTT Group determined that the value of the investment has not suffered a decline that was other than temporary.

NTT Group determined that there were other-than-temporary declines in values, of certain investments including Hutchison Telephone Company Limited and recognized impairment losses aggregating ¥23,342 million, net of deferred income taxes of ¥578 million, for the fiscal year ended March 31, 2017. These impairment losses are included in the consolidated statements of income under “Equity in earnings (losses) of affiliated companies.”

*1	1 rupee = ¥1.72 as of May 31, 2017
*2	$1 = ¥110.96 as of May 31, 2017

NTT’s share of undistributed earnings of its affiliated companies included in its consolidated retained earnings were ¥90,631 million, ¥ 97,372 million and ¥127,168 million as of March 31, 2015, 2016 and 2017, respectively.

NTT Group’s total investment in its affiliated publicly-held companies at March 31, 2016 and 2017 were ¥164,855 million and ¥152,725 million, respectively, and based on quoted market prices at that date, the related market values were ¥245,613 million and ¥189,553 million, respectively.

The total carrying amounts of NTT’s investments in affiliates in the consolidated balance sheets at March 31, 2016 and 2017 were greater by ¥271,175 million and by ¥206,661 million, respectively, than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees. The differences mainly consist of investor level goodwill and fair value adjustments for amortizable intangible assets.